SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Basis of preparation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Disclosure of initial application of standards or interpretations [line items]
Net current liabilities	¥ 3,467,000		¥ 16,364,356		$ 544,010
Unutilized banking facilities	92,044,000
Unutilized banking facilities subject to renewal	¥ 25,530,000
Unutilized banking facilities, renewal term	12 months	12 months
Amount is recognized in consideration for goodwill	¥ 0
Cost of sales	¥ 243,269,910	$ 38,174,357	173,674,234	¥ 179,283,995
Previously Stated | Reclassification from selling and distribution expenses to cost of sales
Disclosure of initial application of standards or interpretations [line items]
Sales and marketing expense			(1,141,000)	(1,229,000)
Increase (decrease) due to changes in accounting policy required by IFRSs
Disclosure of initial application of standards or interpretations [line items]
Cost of sales			¥ 1,141,000	¥ 1,229,000